Accounts Payable And Accrued Liabilities	12 Months Ended
Aug. 31, 2018
Accounts Payable And Accrued Liabilities [Abstract]
Accounts Payable And Accrued Liabilities

12. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

	2018	2017
	$	$
Trade	98	73
Program rights	8	12
Accrued liabilities	496	436
Accrued network fees	125	134
Interest and dividends	227	224
Related parties [note 28]	17	34
	971	913